Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500	12 Months Ended
Dec. 31, 2025
Albemarle Corporation Retirement Savings Plan
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500	Reconciliation of Financial Statements to Form 5500:
The following is a reconciliation of net assets available for benefits per the financial statements as of December 31, 2025 and 2024, respectively, to the Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$816,429,055	$966,164,830
Fair value reporting difference for fully benefit-responsive investment contracts	(1,585,155)	(5,309,069)
Amounts allocated to withdrawing participants	(28,749)	(3,933,378)
Net assets available for benefits per the Form 5500	$814,815,151	$956,922,383

The following is a reconciliation of net decrease in net assets available for benefits per the financial statements for the year ended December 31, 2025 to the Form 5500:

Net decrease in net assets available for benefits per the financial statements	($149,735,775)
Add: Fair value reporting difference for fully benefit-responsive investment contracts	3,723,914
Less: Benefit payment amounts currently payable at December 31, 2025	(28,749)
Add: Benefit payment amounts payable at December 31, 2024	3,933,378
Net decrease in net assets per Form 5500	($142,107,232)